Notes Payable, Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Notes Payable Related Parties
Interest expense	$ 1,170	$ 29,455
Imputed interest expense		$ 134